Accounting Policies, by Policy (Policies)	6 Months Ended
Sep. 30, 2021
Accounting Policies [Abstract]
Principles of Presentation
a)	Principles of Presentation

The consolidated financial statements of the Company have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”). This basis of accounting involves the application of accrual accounting and consequently, revenue and gains are recognized when earned, and expenses and losses are recognized when incurred. The Company’s consolidated financial statements are expressed in U.S. dollars.

These consolidated financial statements are unaudited and should be read in conjunction with the audited consolidated financial statements included in the Company’s Annual Report on Form 20-F for the year ended March 31, 2021. Certain disclosures included in the annual financial statements have been condensed or omitted from these financial statements as they are not required for interim financial statements under U.S. GAAP and the rules of the U.S. Securities and Exchange Commission (the “SEC”).

These unaudited consolidated financial statements reflect all adjustments that are, in the opinion of management, necessary for a fair statement of the results for the interim periods presented. These adjustments are of a normal, recurring nature. Interim period operating results may not be indicative of the operating results for a full year.

Principles of Consolidation
b)	Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its significant subsidiaries on a consolidated basis. The Company also includes subsidiaries over which a direct or indirect legal or effective control exists and for which the Company is deemed to direct the significant activities and has the obligation to absorb the losses or benefits of the entities. All intercompany accounts, balances and transactions with consolidated entities have been eliminated.

Acquisitions of Sweet Lollipop and Long Yun HK by Dragon Victory

The acquisitions were accounted under U.S. GAAP as a business combination under common control with Dragon Victory being the acquirer and Sweet Lollipop and Long Yun HK being the acquirees because all entities were controlled directly or indirectly by the same majority shareholder Mr. Yu Han. The consolidation has been presented at historical costs and on a retroactive basis to reflect the capital structure of Sweet Lollipop and Long Yun HK as a recapitalization.

The business combination transaction of Sweet Lollipop was completed and effective on June 26, 2015 and Sweet Lollipop became a 100% owned subsidiary of Dragon Victory.

The business combination transaction of Long Yun HK was completed and effective on August 10, 2015 and Long Yun HK became a 100% owned subsidiary of Sweet Lollipop.

The VIE Agreements among WFOE I, Long Yun, and shareholders of Long Yun (subsequently among WFOE II, Long Yun, and shareholders of Long Yun)

The Company evaluates the need to consolidate its VIE, in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support.

The transactions contemplated by the Original VIE Agreements, consummated on August 19, 2016 and subsequent terminated, were replaced by the New VIE Agreements consummated on March 20, 2018 to take full advantage of certain preferential tax treatments and subsidies granted by the local government of Shangcheng District of Hangzhou, Zhejiang province, where WFOE II was incorporated. WFOE I and WFOE II are collectively referred to as the “WFOEs.”

The purpose and design of the VIE Agreements between the WFOEs and Long Yun was to consolidate Long Yun under the Company by way of common control. ASC 810-10-25-38F states that a reporting entity’s involvement in the design of a VIE may indicate that the reporting entity had the opportunity and the incentive to establish arrangements that result in the reporting entity being the variable interest holder with the power to direct the activities that most significantly impact the VIE’s economic performance. As both the Company and Long Yun were commonly control by Mr. Yu Han and Ms. Koulin Han, both immediately before and after the acquisition, this transaction was accounted for as a merger under common control, using merger accounting as if the merger had been consummated at the beginning of the earliest period presented, and no gain or loss was recognized. All the assets and liabilities of Long Yun are carried using their original basis. Hence, Long Yun was consolidated under the Company since its inception due to the purpose and design of the establishment of the VIE Agreements.

While there is no restriction for Long Yun to pay the WFOEs, there are certain restrictions for the WFOEs to make payments to the holding companies due to certain regulations imposed by the Chinese government on out-going foreign currency wire transfers. Additionally, there could be potential tax implications when moving the cash flows up to the Company. Therefore, the Company intends to retain any earnings within Long Yun, and the retained cash flows would be utilized in expanding the Company’s business.

The significant terms of the New VIE Agreements are summarized below:

Exclusive Business Cooperation Agreement

Pursuant to the Exclusive Business Cooperation Agreement between Long Yun and WFOE II, WFOE II provides Long Yun with technical support, consulting services and other management services relating to its day-to-day business operations and management, on an exclusive basis, utilizing its advantages in technology, human resources, and information. Additionally, Long Yun granted an irrevocable and exclusive option to WFOE II to purchase from Long Yun, any or all of Long Yun’s assets at the lowest purchase price permitted under PRC law. Should WFOE II exercise such option, WFOE II, Long Yun and its shareholders shall enter into a separate asset transfer or similar agreement. For services rendered to Long Yun by WFOE II under the Exclusive Business Cooperation Agreement, WFOE II is entitled to collect a service fee calculated based on the amount time spent by WFOE II to render such services, multiplied by the corresponding billing rate of WFOE II, plus a services fee determined by the board of directors of WFOE II based on the value of the services rendered by WFOE II and taking into account the actual net income of Long Yun.

The Exclusive Business Cooperation Agreement will remain in effect for ten years until it is terminated by WFOE II with 30-day prior notice. Long Yun does not have the right to terminate the agreement unilaterally. WFOE II may unilaterally extend the term of the Exclusive Business Cooperation Agreement with prior written notice.

Share Pledge Agreement

Under the Share Pledge Agreement among Mr. Limin Liu, Mr. Wei Wang, together holding 100% of the shares of Long Yun (“Long Yun Shareholders”), and WFOE II, the Long Yun Shareholders pledged all of their equity interests in Long Yun to WFOE II to guarantee the performance of Long Yun’s obligations under the Exclusive Business Cooperation Agreement. Under the terms of the Share Pledge Agreement, should Long Yun or the Long Yun Shareholders breach their respective contractual obligations under the Exclusive Business Cooperation Agreement, WFOE II, as pledgee, will be entitled to certain rights, including, but not limited to, the right to collect dividends generated by the pledged equity interests. The Long Yun Shareholders also agreed that upon the occurrence of any event of default, as set forth in the Share Pledge Agreement, WFOE II is entitled to dispose of the pledged equity interest in accordance with applicable PRC law. The Long Yun Shareholders further agreed not to dispose of the pledged equity interests or take any actions that would prejudice WFOE II’s interest.

Exclusive Option Agreement

Under the Exclusive Option Agreement, the Long Yun Shareholders irrevocably granted WFOE II (or its designee) an exclusive option to purchase, to the extent permitted under PRC law, once or at multiple times, at any time, part or all of their equity interests in Long Yun. The option price is equal to the capital paid in by the Long Yun Shareholders subject to any appraisal or restrictions required by applicable PRC laws and regulations. As of the date of this report, if WFOE II exercised such option, the aggregate option exercise price that would be paid to the Long Yun Shareholders would be approximately $1.5 million, which is the aggregate registered capital of Long Yun. The option exercise price may increase in in the event the Long Yun Shareholders make additional capital contributions to Long Yun. The Exclusive Option Agreement remains effective for a term of ten years and may be renewed at WFOE II’s election.

Power of Attorney

Under the Powers of Attorney, each of the Long Yun Shareholders authorizes WFOE II to act on their behalf as their exclusive agent and attorney with respect to all rights as shareholders, including but not limited to: (a) attending shareholders’ meetings; (b) exercising all the shareholder’s rights, including voting, that shareholders are entitled to under the laws of China and the Articles of Association, including but not limited to the sale or transfer or pledge or disposition of shares in part or in whole; and (c) designating and appointing on behalf of shareholders the legal representative, the executive director, supervisor, the chief executive officer and other senior management members of Long Yun. Although it is not explicitly stipulated in the Powers of Attorney, the term of the Powers of Attorney shall be the same as the term of that of the Exclusive Option Agreement. Each Power of Attorney is coupled with an interest and shall be irrevocable and continuously valid from the date of execution, so long as the applicable Long Yun Shareholder is a shareholder of Long Yun.

Under the New VIE Agreements, the Company has the power to direct activities of the VIE and can have assets transferred out of the VIE under its control. Therefore, the Company considers that there is no asset in any of the consolidated VIE that can be used only to settle obligations of the VIE, except for registered capital and PRC statutory reserves. As the VIE is incorporated as limited liability companies under the PRC Company Law, creditors of the VIE do not have recourse to the general credit of the Company for any of the liabilities of the VIE. The Company’s management has determined that via the New VIE Agreements, the Company is the primary beneficiary of Long Yun.

The Company’s total assets and liabilities presented in the consolidated financial statements represent substantially portion of the total assets and liabilities of the VIE because the other entities in the consolidation are non-operating holding entities with significantly less assets and liabilities.

The following financial statement amounts and balances of the VIE, were included in the accompanying consolidated financial statements as of September 30, 2021 and March 31, 2021, and for the six months ended September 30, 2021 and 2020, respectively:

	As of
	September 30, 2021	March 31, 2021
Current assets
Cash and cash equivalents	$530,401	$856,515
Investment	1,982,437	3,974,915
Investment - related party	6,611,040	3,966,476
Amounts due from non-VIE subsidiaries of the Company	224,774	1,350,052
Other assets	559,340	31,272
	9,907,992	10,179,230
Noncurrent assets
Right of use assets	180,818	-
Other assets	271,389	60,544

Total Assets	$10,360,199	$10,239,774

Current liabilities
Accounts and other payable	66,254	32,156
Customer advances	273,006	270,981
Amounts due to related party	547,382	688,371
Amounts due to non-VIE subsidiaries of the Company	7,146,108	3,845,718
Right of use liabilities	43,537	29,739
Taxes payable	2,010,830	1,972,025
Total current liabilities	10,087,116	6,838,990
Right of use liabilities – non-current portion	85,666	9,913

Total Liabilities	$10,172,782	$6,848,903

	For the six months ended September 30,
	2021	2020
Net revenue	$1,230,919	$48,451
Net (loss) income	$(3,250,912)	$(1,030,590)
Net cash (used in) provided by operating activities	$(3,762,769)	$(902,050)
Net cash provided by (used in) investing activities	$(959,441)	$1,366,421
Net cash used in financing activities	$1,237,720	$(329,663)

Noncontrolling interests
c)	Non-controlling interests

For the Company’s non-wholly owned subsidiaries, a non-controlling interest is recognized to reflect the portion of equity that is not attributable, directly or indirectly, to the Company.

Use of Estimates
d)	Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires that management make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. As of September 30, 2021, the Company considered the economic implications of the COVID-19 pandemic on its significant judgments and estimates. Given the impact and other unforeseen effects on the global economy from the COVID-19 pandemic, these estimates required increased judgment, and actual results could differ from these estimates.

Foreign Currency Translation
e)	Foreign Currency Translation

The Company uses the United States dollar (“U.S. dollars” or “USD”) for financial reporting purposes and to maintain its books and records. The Company’s subsidiaries maintain their books and records in their functional currency which is in Chinese Renminbi (“RMB”).

In general, for consolidation purposes, the Company translates its assets and liabilities into U.S. dollars using the applicable exchange rates prevailing at the balance sheet date, the statements of operations and cash flows are translated at average exchange rates during the reporting period, and the equity accounts are translated at historical rates. As a result, amounts related to assets and liabilities reported on the statement of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheet. Adjustments resulting from the translation of the financial statements are recorded as accumulated other comprehensive income or loss.

Exchange rate used for the translation as follows:

	September 30,	September 30,
	2021	2020
Period/year end RMB:US$ exchange rate	6.4567	6.8013
Period/annual average RMB:US$ exchange rate	6.4635	7.0012
Period/year end HKD:US$ exchange rate	7.7864	7.7499
Period/annual average HKD:US$ exchange rate	7.7713	7.7507

Cash and cash equivalents
f)	Cash and cash equivalents

The Company considers all short-term, highly liquid investments with an original maturity of three months or less, when purchased, to be cash equivalents. Cash and cash equivalents primarily represent bank deposits, fixed deposits with maturities of less than three months, and investments in money market funds.

Accounts Receivable and Allowance for Doubtful Accounts
g)	Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are carried at the amount billed to a customer, net of the allowance for doubtful accounts, which is an estimate for credit losses based on a review of all outstanding amounts on a regular basis. Management determines the allowance for doubtful accounts by regularly evaluating individual customer receivables and considering a customer’s financial condition, credit history and current economic conditions. Accounts receivable are written off when deemed uncollectible against allowances provided. Recoveries of accounts receivable previously written off are recorded when received.

The Company reviews the collectability of accounts receivable based on an assessment of historical experience, current economic conditions, and other collection indicators.

Investments
h)	Investments

Cost Method Investments

Direct and/or indirect investments in business entities in which the Company does not have a controlling financial interest and has no ability to exercise significant influence over operating and financial policies (generally 0 to 20 percent ownership), are accounted for by the cost method.

Equity Method Investments

Direct and/or indirect investments in business entities in which the Company does not have a controlling financial interest but has the ability to exercise significant influence over operating and financial policies (generally 20 to 50 percent ownership), are accounted for by the equity method.

Held-to-Maturity Investments

The Company had certain held-to-maturity debt instrument as investments. These investments were not impaired and were recorded at their carrying values which were based on the amortized cost basis approximate their fair market value; accordingly, the Company has not recognized any unrecognized gain or losses in the other comprehensive income. There were no derivative instruments that were used to hedge these investments.

These investments are accounted as short-term investments as they had maturities with one year or less.

Property and Equipment
i)	Property and Equipment

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is charged to operations using the straight-line method over the estimated useful lives of the assets. Property and equipment and its estimated useful lives as follows:

Computer Equipment	1 – 3 years
Office Equipment	4 – 5 years
Motor Vehicle	4 years

Expenditures for maintenance and repairs are charged to operations as incurred. Expenditures for betterments and major renewals are capitalized. The cost of assets sold or retired and the related amounts of accumulated depreciation are eliminated from the accounts in the year of disposal, and any resulting gains or losses are included in operations.

Intangible Assets with Definite Lives
j)	Intangible Assets with Definite Lives

Intangible assets are stated at cost, net of accumulated amortization. Amortization is charged to operations using the straight-line method over the estimated useful lives of the assets. Intangible assets and its estimated useful lives as follows:

Impairment of long-lived assets other than goodwill
k)	Impairment of long-lived assets other than goodwill

The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted net cash flows expected to be generated by the asset. If the assets are considered to be impaired, the impairment recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Impairment of long-lived assets recognized for the six months ended September 30, 2021 and 2020 was nil and nil, respectively.

Leases
l)	Leases

In April 2019, the Company adopted Accounting Standard Update (“ASU”) 2016-02, “Leases (Topic 842)”, including certain transitional guidance and subsequent amendments within ASU 2018-01, ASU 2018-10, ASU 2018-11, ASU 2018-20 and ASU 2019-01 (collectively, including ASU 2016-02, “ASC 842”).

ASC 842 supersedes the lease requirements in ASC 840 “Leases”, and generally requires lessees to recognize operating and finance lease liabilities and corresponding right-of-use assets on the balance sheet and to provide enhanced disclosures surrounding the amount, timing and uncertainty of cash flows arising from leasing arrangements. Leases that transfer substantially all of the benefits and risks incidental to the ownership of assets are accounted for as finance leases as if there was an acquisition of an asset and incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases. The Company has no significant finance leases.

The Company adopted the new lease standard using the modified retrospective method by applying the new lease standard to all leases existing as of April 1, 2019, the date of initial application, and no adjustments were made to the comparative periods. Upon the initial application of ASC 842 on April 1, 2019, the Company’s office lease with a total carrying amount of $160,552 was identified as operating lease right-of-use assets (Note 6). Such amount is included in the opening balance of operating lease right-of-use assets as of April 1, 2019 with no adjustments made to the comparative periods.

The Company elected the package of practical expedients permitted under the transition guidance, which allowed the Company to carry forward previous lease classification, the assessment on whether a contract was or contained a lease, and the initial direct costs for any leases that existed prior to April 1, 2019. Adoption of the new standard resulted in the recognition of operating lease right-of-use assets and liabilities of approximately $147,172 on the consolidated balance sheet as of April 1, 2019. The adoption of the new lease standard does not have any significant impact on the consolidated statements of comprehensive income and cash flows and there was no adjustment to the beginning retained earnings on April 1, 2019.

Under ASC 842, the Company determines if an arrangement is a lease at inception. Operating lease right-of-use assets and operating lease liabilities are initially recognized based on the present value of future lease payments at lease commencement. The operating lease right-of-use asset also includes any lease payments made prior to lease commencement and the initial direct costs incurred by the lessee and is recorded net of any lease incentives received. As the interest rates implicit in most of the leases are not readily determinable, the Company uses the incremental borrowing rates based on the information available at lease commencement to determine the present value of the future lease payments. Operating lease expenses are recognized on a straight-line basis over the term of the lease.

The Company elected to combine the lease and non-lease components for leases of certain asset classes. Lease and non-lease components for leases of other asset classes are accounted for separately. The Company also elected not to recognize short-term leases with an initial lease term of twelve months or less.

Revenue Recognition
m)	Revenue Recognition

In 2014, the FASB issued guidance on revenue recognition (“ASC 606”), with final amendments issued in 2016. The underlying principle of ASC 606 is to recognize revenue to depict the transfer of goods or services to customers at the amount expected to be collected. ASC 606 creates a five-step model that requires entities to exercise judgment when considering the terms of contracts, which includes (1) identifying the contracts or agreements with a customer, (2) identifying our performance obligations in the contract or agreement, (3) determining the transaction price, (4) allocating the transaction price to the separate performance obligations, and (5) recognizing revenue as each performance obligation is satisfied. The Company has applied the five-step model to recognize revenue when it is probable that the Company will collect the consideration it is entitled to in exchange for the services it transfers to its clients. The Company has concluded that the new guidance did not require any significant change to its revenue recognition processes.

Incubation Service Fees

The Company generates its revenue by providing business and operation advisory services relating to matters related to marketing, sales, and strategic planning, and ancillary services such as coordinating human resources, legal, accounting, operations, assisting with feasibility studies and other types of services at the election of the entrepreneur. The Company provides its incubation services on an ongoing and/or as-needed basis, pursuant to consulting agreements with the entrepreneurs. For ongoing basis services, revenue is recognized on an ongoing basis for the agreed periodic service fee. For as-needed basis, revenue is recognized when the contractual services have been completed.

Procurement Service Fees

The Company generates its revenue from service fees by providing procurement services for sourcing, accounts receivables financing, and logistics services relating to auto parts and accessories on an as needed basis. The transaction price is determined when the customer places an order with the Company. The Company recognizes revenue when the procured goods have been transferred to and accepted by the customers as its performance obligation is completed.

Supply Chain Management Platform Service Fee

The Company generates platform fees through its supply chain management platform service. The transaction price is determined based on a percentage of the aggregate amounts of purchase payments to our partnered auto parts suppliers. The Company recognizes revenue when the procured auto parts have been transferred to and accepted by the customers as the Company’s performance obligation is completed.

Fair Value of Financial Instruments
n)	Fair Value of Financial Instruments

The accounting standard for fair value establishes a framework for measuring fair value and enhances fair value measurement disclosure. Under the provisions of the pronouncement, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The hierarchy is described below:

Level 1:  Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2:  Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

Level 3:  Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

The Company’s current financial assets and liabilities approximate fair value due to their short-term nature and include cash accounts. The Company’s borrowings approximate fair value as the rates of interest are similar to what they would receive from other financial institutions.

The following table summarizes the Company’s assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy:

	Carrying Amount			Estimated
	Level 1	Level 2	Level 3	Fair Value
September 30, 2021
Assets
Carried at (amortized) cost:
Corporate debt securities	-	-	2,137,315	2,137,315
Related party investment -wealth management product	-	-	6,611,040	6,611,040

March 31, 2021
Assets
Carried at (amortized) cost:
Corporate debt securities	-	-	5,073,548	5,073,548
Related party investment -wealth management product	-	-	3,966,476	3,966,476

Advertising
o)	Advertising
Advertising costs are expensed as incurred as selling expenses. Advertising expenses were $3,565,166 and $0 for the six months ended September 30, 2021 and 2020, respectively.
Income Taxes
p)	Income Taxes

Income taxes have been determined using the asset and liability approach of accounting for income taxes. Under this approach, deferred taxes represent the future tax consequences expected to occur when the reported amounts of assets and liabilities are recovered or paid. Deferred taxes result from differences between the financial statement and tax bases of the Company’s assets and liabilities and are adjusted for changes in tax rates and tax laws when changes are enacted. Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized. The assessment of whether or not a valuation allowance is required often requires significant judgment.

Loss Per Common Share
q)	Loss Per Common Share

Basic and diluted net loss per share is presented in conformity with ASC Topic 260, Earnings per Share, for all periods presented. In accordance with this guidance, basic and diluted net loss per share was determined by dividing net loss applicable to common stockholders by the weighted-average common shares outstanding during the period. In a period where there is a net loss position, diluted weighted average shares are the same as basic weighted average shares. Shares used in the diluted net loss per common share calculation exclude potentially dilutive share equivalents as the effect would be anti-dilutive.

Comprehensive Income (Loss)
r)	Comprehensive Income (Loss)

Comprehensive income/(loss) refers to revenue, expenses, gains and losses that under U.S. GAAP are included in comprehensive income/(loss), but are excluded from net loss as these amounts are recorded directly as an adjustment to stockholders’ equity. The Company’s other comprehensive loss is comprised of foreign currency translation adjustments.

Segment Reporting
s)	Segment Reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker, which is comprised of certain members of the Company’s management team. The Company had three operating and reportable segments during the periods presented as set out in Note 14.

Commitments and Contingencies
t)	Commitments and Contingencies

In the normal course of business, the Company is subject to contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters. Liabilities for the contingencies are recorded when it is probable that a liability has been incurred and the amount of the liability can be reasonably estimated.

Certain conditions may exist as of the date the consolidated financial statements are issued, which may result in a loss to the Company, but which will only be resolved when one or more future events occur or fail to occur. The Company assesses these contingent liabilities, which inherently involves judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or unasserted claims that may result in legal proceedings, the Company, in consultation with its legal counsel, evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein. If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, the estimated liability would be accrued in the consolidated financial statements. If the assessment indicates that a potentially material loss contingency is not probable, or is probable but cannot be estimated, the nature of the contingent liability, together with an estimate of the range of the reasonably possible loss, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of the guarantee would be disclosed.

Recent Accounting Pronouncements
u)	Recent Accounting Pronouncements

In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments — Credit Losses (Topic 326) — Measurement of Credit Losses on Financial Instruments.” This ASU amends several aspects of the measurement of credit losses on certain financial instruments, including replacing the existing incurred credit loss model and other models with the Current Expected Credit Losses (CECL) model and amending certain aspects of accounting for purchased financial assets with deterioration in credit quality since origination. The Company adopted this guidance effective April 1, 2020, prospectively, and the adoption of this standard did not have a material impact to the Consolidated Financial Statements.

In December 2019, the FASB issued ASU No. 2019-12, “Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes” (“ASU 2019-12”), which simplifies the accounting for income taxes. ASU 2019-12 is effective for fiscal years beginning after December 15, 2020, including applicable interim periods. The Company adopted this guidance effective April 1, 2020 and the adoption of this standard did not have a material impact to the Consolidated Financial Statements.

In March 2020, the FASB issued ASU 2020-04, “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting” (“ASU 2020-04”). The pronouncement provides temporary optional expedients and exceptions to the current guidance on contract modifications and hedge accounting to ease the financial reporting burdens related to the expected market transition from the London Interbank Offered Rate and other interbank offered rates to alternative reference rates. The guidance was effective upon issuance and may be applied prospectively to contract modifications made and hedging relationships entered into or evaluated on or before December 31, 2022. The Company is currently evaluating the impact the adoption of ASU 2020-04 will have on its consolidated financial statements.